Tax (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income from continuing operations before taxes (CHF)
Income/(loss) from continuing operations before taxes	SFr 2,929	SFr 1,094
Current and deferred taxes (CHF)
Deferred income tax expense	682	526
Income tax expense	1,012	795
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	SFr 644
Swiss statutory rate (as a percent)	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	SFr 111
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	111
Changes in tax law and rates	199
Other non-deductible expenses	160
of which non-deductible interest expenses	107
of which non-deductible bank levy costs and other non-deductible compensation expenses	53
Lower taxed income	(122)
of which tax benefit related to exempt offshore income	(26)
of which tax benefit related to non-taxable foreign exchange gains	(23)
of which tax benefit related non-taxable life insurance income	(34)
Income taxable to non-controlling interests	7
Changes in deferred tax valuation allowance	(32)
Change in recognition of outside basis difference	(19)
Other	64
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	69
of which tax (benefit)/charge from the impact of prior year adjustments	9
Income tax expense	1,012	SFr 795
Switzerland
Increase/(decrease) in income taxes resulting from:
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	(39)
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	(11)
UK
Increase/(decrease) in income taxes resulting from:
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	37
UK and Switzerland
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets	(69)
New York
Increase/(decrease) in income taxes resulting from:
of which tax expense related to the change in New York city tax laws	SFr 189